Nature of operations and going concern	12 Months Ended
Dec. 31, 2025
Nature of operations and going concern
Nature of operations and going concern
1.	Nature of operations and going concern

Osisko Development Corp. (“Osisko Development” or the “Company”) is a mineral exploration and development company focused on the acquisition, exploration and development of precious metals resource properties in continental North America.  Osisko Development is focused on exploring and developing its mining assets, including the Cariboo Gold Project in British Columbia and the Trixie Test Mine in the USA. On November 24, 2025, the Company entered into an agreement to sell the San Antonio Gold Project in Mexico, and the sale transaction was completed on January 27, 2026 (note 6 and 34).

The Company’s registered and business address is 1100, avenue des Canadiens-de-Montréal, suite 300, Montreal, Québec and is constituted under the Canada Business Corporations Act. The common shares of Osisko Development trade under the symbol ODV on the TSX Venture Exchange (“TSX-V”) and on the New York Stock Exchange (“NYSE”). As at December 31, 2025, the Company has two significant shareholders, Double Zero Capital LP held an interest of 15.9% and OR Royalties Inc. (“OR”) held an interest of 13.1% in Osisko Development (compared to nil and 24.4% as at December 31, 2024).

These consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business as they come due. In assessing whether the going concern assumption is appropriate, management takes into account all available information about the future, which is at least, but not limited to twelve months from the end of the reporting year. As at December 31, 2025, the Company has a working capital of $148.0 million, which includes a cash and cash equivalent balance of $422.3 million, and netting a warrant liability amount of $225.0 million. The Company also has an accumulated deficit of $766.8 million and incurred a net loss of $169.0 million for the year ended December 31, 2025.

The working capital position as at December 31, 2025 combined with the available credit facilities (note 15) and the proceeds received from subsequent equity financing completed after period end (Note 34) will not be sufficient to meet the Company’s obligations, commitments and forecasted expenditures up to March 2027. Management is aware, in making its assessment, of material uncertainties related to events and conditions that may cast a substantial doubt upon the Company's ability to continue as a going concern as described in the preceding paragraph, and accordingly, the appropriateness of the use of accounting principles applicable to a going concern. These consolidated financial statements do not reflect the adjustments to the carrying values of assets and liabilities, expenses and financial position classifications that would be necessary if the going concern assumption was not appropriate. These adjustments could be material.

The Company’s ability to continue future operations and fund its planned activities is dependent on management’s ability to secure additional financing in the future, which may be completed in several ways including, but not limited to, a combination of selling assets and investments from its portfolio, project debt finance, offtake or royalty financing and other capital market alternatives. Failure to secure future financings may impact and/or curtail the planned activities for the Company, which may include, but are not limited to, the suspension of certain development activities and the disposal of certain assets and investments to generate liquidity. While management has been successful in securing financing in the past and as disclosed in Note 15, Note 20, and Note 34, there can be no assurance that it will be able to do so in the future or that these sources of funding or initiatives will be available to the Company or that they will be available on terms which are acceptable to the Company. If Management is unable to obtain new funding, the Company may be unable to continue its operations, and amounts realized for assets might be less than the amounts reflected in these consolidated financial statements.